Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	50
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.61%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.06%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.56%	February 15, 2020
Class B Notes	$47,350,000.00	1.97%	April 15, 2020
Class C Notes	$31,570,000.00	2.16%	August 15, 2020
Class D Notes	$31,570,000.00	2.75%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$275,386.05

Principal:
Principal Collections	$7,288,368.28
Prepayments in Full	$2,076,174.19
Liquidation Proceeds	$31,028.48
Recoveries	$74,785.03
Sub Total	$9,470,355.98
Collections	$9,745,742.03

Purchase Amounts:
Purchase Amounts Related to Principal	$120,270.49
Purchase Amounts Related to Interest	$355.79
Sub Total	$120,626.28

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$9,866,368.31

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	50
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$9,866,368.31
Servicing Fee	$81,832.43	$81,832.43	$0.00	$0.00	$9,784,535.88
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$9,784,535.88
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$9,784,535.88
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$9,784,535.88
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$9,784,535.88
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,784,535.88
Interest - Class B Notes	$50,836.22	$50,836.22	$0.00	$0.00	$9,733,699.66
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,733,699.66
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$9,676,873.66
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,676,873.66
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$9,604,525.74
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$9,604,525.74
Regular Principal Payment	$9,081,949.27	$9,081,949.27	$0.00	$0.00	$522,576.47
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$522,576.47
Residual Released to Depositor	$0.00	$522,576.47	$0.00	$0.00	$0.00
Total		$9,866,368.31

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$9,081,949.27
Total					$9,081,949.27
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$9,081,949.27	$191.80	$50,836.22	$1.07	$9,132,785.49	$192.87
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$9,081,949.27	$5.64	$180,010.14	$0.11	$9,261,959.41	$5.75

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	50

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$30,966,226.77	0.6539858	$21,884,277.50	0.4621812
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$94,106,226.77	0.0584547	$85,024,277.50	0.0528134

Pool Information
Weighted Average APR	3.480%	3.526%
Weighted Average Remaining Term	16.79	16.17
Number of Receivables Outstanding	16,185	15,371
Pool Balance	$98,198,921.18	$88,616,091.33
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$94,106,226.77	$85,024,277.50
Pool Factor	0.0586765	0.0529505

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$8,367,827.04
Yield Supplement Overcollateralization Amount	$3,591,813.83
Targeted Overcollateralization Amount	$3,591,813.83
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$3,591,813.83

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	50
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		92	$66,988.41
(Recoveries)		136	$74,785.03
Net Loss for Current Collection Period			$(7,796.62)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0953%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6813%
Second Prior Collection Period			0.5739%
Prior Collection Period			0.7139%
Current Collection Period			(0.1002)%
Four Month Average (Current and Prior Three Collection Periods)			0.4672%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6,483	$15,009,046.28
(Cumulative Recoveries)			$2,755,823.02
Cumulative Net Loss for All Collection Periods			$12,253,223.26
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7322%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,315.14
Average Net Loss for Receivables that have experienced a Realized Loss			$1,890.05

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.04%	308	$2,689,575.83
61-90 Days Delinquent	0.44%	35	$392,742.85
91-120 Days Delinquent	0.07%	6	$58,943.62
Over 120 Days Delinquent	0.76%	57	$672,819.41
Total Delinquent Receivables	4.30%	406	$3,814,081.71

Repossession Inventory:
Repossessed in the Current Collection Period		9	$126,235.24
Total Repossessed Inventory		14	$196,395.95

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4646%
Prior Collection Period			0.5622%
Current Collection Period			0.6376%
Three Month Average			0.5548%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	50

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer